Related Party Transactions - Key Management Personnel Compensation (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 181,436	$ 176,702	$ 211,620
Post-employment compensation	2,396	2,158	2,197
Total key management personnel compensation	$ 183,832	$ 178,860	$ 213,817